SCHEDULE OF INPUTS TO OPTION PRICING MODEL (Details)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Expected dividend yield	0.00%	0.00%
Expected share price volatility	127.83%
Risk free interest rate	0.93%
Expected life of options	5 years	5 years
Bottom of range [member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Expected share price volatility		121.55%
Risk free interest rate		0.39%
Top of range [member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Expected share price volatility		125.025%
Risk free interest rate		1.21%